Taxation - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Temporary difference in accounts receivable recognition	$ 5,677	$ 5,570
Temporary difference in research and development costs	3,112	3,033
Accrued expense	397	391
Net operating loss carried forward	11,707	11,325
Share-based compensation	413	295
Allowance for credit losses	4,886	3,679
Total deferred tax assets	26,192	24,293
Valuation allowance	(14,934)	(13,840)	$ (11,820)
Deferred tax assets, net of valuation allowance	$ 11,258	$ 10,453